Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	19,098,000	13,742,182
Total Convertible Bonds (Cost $16,788,598)			13,742,182

Corporate Bonds & Notes 91.8%

Aerospace & Defense 1.9%
Bombardier, Inc.(a)
04/15/2027	7.875%	5,318,000	5,087,029
TransDigm UK Holdings PLC
05/15/2026	6.875%	1,017,000	984,618
TransDigm, Inc.(a)
03/15/2026	6.250%	12,533,000	12,308,415
TransDigm, Inc.
06/15/2026	6.375%	8,153,000	7,828,487
11/15/2027	5.500%	1,244,000	1,119,408
Total			27,327,957
Airlines 2.0%
Air Canada(a)
08/15/2026	3.875%	3,955,000	3,530,822
American Airlines, Inc.(a)
07/15/2025	11.750%	1,786,000	1,972,975
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	13,367,486	12,726,237
04/20/2029	5.750%	296,305	267,656
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,251,529	4,794,947
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	5,164,858	5,180,381
Total			28,473,018
Automotive 3.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,716,000	1,665,644
04/01/2027	6.500%	203,000	189,732
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,272,021
Ford Motor Co.
02/12/2032	3.250%	3,108,000	2,427,769
01/15/2043	4.750%	4,357,000	3,270,863
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
03/18/2024	5.584%	4,661,000	4,644,633
11/01/2024	4.063%	1,261,000	1,216,167
06/16/2025	5.125%	1,781,000	1,731,262
11/13/2025	3.375%	4,360,000	3,964,510
01/08/2026	4.389%	2,745,000	2,585,914
05/28/2027	4.950%	1,375,000	1,291,717
08/17/2027	4.125%	5,119,000	4,614,447
02/16/2028	2.900%	2,325,000	1,941,318
11/13/2030	4.000%	3,180,000	2,679,082
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	1,512,000	1,356,079
IAA Spinco, Inc.(a)
06/15/2027	5.500%	3,971,000	3,742,938
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	1,825,000	1,344,096
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	2,242,000	2,215,639
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,273,043
Tenneco, Inc.(a)
01/15/2029	7.875%	3,762,000	3,782,600
Total			51,209,474
Brokerage/Asset Managers/Exchanges 1.7%
AG Issuer LLC(a)
03/01/2028	6.250%	117,000	107,917
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,734,000	3,735,259
Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	3,425,067
NFP Corp(a)
10/01/2030	7.500%	3,974,000	3,916,064
NFP Corp.(a)
08/15/2028	4.875%	4,122,000	3,657,094
08/15/2028	6.875%	10,440,000	8,601,873
Total			23,443,274
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	7,798,000	7,135,201
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,074,552
Interface, Inc.(a)
12/01/2028	5.500%	551,000	487,411
Columbia High Yield Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(a)
07/01/2028	4.625%	5,453,000	4,845,928
12/01/2029	6.000%	3,708,000	3,020,335
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,687,000	1,484,757
Total			19,048,184
Cable and Satellite 6.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	1,596,000	1,573,483
06/01/2029	5.375%	6,200,000	5,666,709
03/01/2030	4.750%	11,138,000	9,570,584
08/15/2030	4.500%	4,484,000	3,773,851
02/01/2032	4.750%	4,106,000	3,400,612
CSC Holdings LLC(a)
02/01/2029	6.500%	10,204,000	9,388,839
01/15/2030	5.750%	2,571,000	1,990,201
12/01/2030	4.125%	1,315,000	1,065,150
02/15/2031	3.375%	7,622,000	5,717,319
DISH DBS Corp.(a)
12/01/2028	5.750%	5,657,000	4,354,006
DISH DBS Corp.
06/01/2029	5.125%	6,480,000	3,837,782
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	5,652,000	4,874,677
09/15/2028	6.500%	6,960,000	5,185,688
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	2,973,343
08/01/2027	5.000%	1,035,000	974,242
07/01/2030	4.125%	6,167,000	5,228,968
Videotron Ltd.(a)
06/15/2029	3.625%	3,504,000	2,914,333
Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	5,816,382
VZ Secured Financing BV(a)
01/15/2032	5.000%	7,667,000	6,247,708
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	3,470,000	2,775,080
Ziggo BV(a)
01/15/2030	4.875%	7,741,000	6,621,704
Total			93,950,661
Chemicals 3.5%
Avient Corp.(a)
08/01/2030	7.125%	2,706,000	2,676,060
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	1,973,810
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,767,000	2,563,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	3,594,000	3,461,858
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,140,415
HB Fuller Co.
10/15/2028	4.250%	3,105,000	2,740,653
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,398,640
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,609,000	1,407,354
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	814,000	708,021
Ingevity Corp.(a)
11/01/2028	3.875%	3,545,000	3,057,637
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	3,244,000	3,175,939
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	1,911,720
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	4,186,000	3,418,631
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,485,816
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	1,671,000	1,362,460
09/30/2029	7.500%	939,000	698,227
WR Grace Holdings LLC(a)
06/15/2027	4.875%	5,928,000	5,508,777
08/15/2029	5.625%	6,296,000	4,991,250
Total			49,680,854
Construction Machinery 1.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,392,000	8,782,493
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	1,920,242
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,036,599
Total			13,739,334
Consumer Cyclical Services 2.8%
APX Group, Inc.(a)
02/15/2027	6.750%	2,620,000	2,570,528
07/15/2029	5.750%	468,000	383,826
Arches Buyer, Inc.(a)
06/01/2028	4.250%	5,763,000	4,636,173
12/01/2028	6.125%	2,860,000	2,237,541

2	Columbia High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	951,452
06/01/2028	4.625%	2,144,000	1,921,824
02/15/2029	5.625%	1,076,000	1,015,022
Staples, Inc.(a)
04/15/2026	7.500%	2,462,000	2,081,298
Uber Technologies, Inc.(a)
05/15/2025	7.500%	10,010,000	10,126,253
08/15/2029	4.500%	15,143,000	13,159,872
Total			39,083,789
Consumer Products 0.9%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	4,425,000	4,134,996
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,727,932
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,315,477
Spectrum Brands, Inc.
07/15/2025	5.750%	2,076,000	2,045,000
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,663,000	1,451,404
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	1,032,000	794,765
Total			12,469,574
Diversified Manufacturing 1.2%
Madison IAQ LLC(a)
06/30/2028	4.125%	3,229,000	2,780,607
06/30/2029	5.875%	2,861,000	2,356,060
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,655,339
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	506,532
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,022,111
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,214,037
06/15/2028	7.250%	3,851,000	3,888,098
Total			16,422,784
Electric 5.0%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	2,597,000	2,346,171
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,159,000	3,895,699
02/15/2031	3.750%	10,800,000	9,062,423
01/15/2032	3.750%	5,451,000	4,569,280
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.
11/15/2031	7.375%	1,042,000	1,223,571
FirstEnergy Corp.(c)
07/15/2047	5.100%	1,563,000	1,435,497
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	5,183,000	4,284,215
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	14,495,000	13,402,463
NRG Energy, Inc.(a)
06/15/2029	5.250%	9,490,000	8,487,360
02/15/2031	3.625%	2,553,000	2,027,541
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	2,180,000	1,975,812
PG&E Corp.
07/01/2028	5.000%	1,985,000	1,763,541
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	5,584,000	5,136,386
01/15/2030	4.750%	3,725,000	3,320,394
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,107,081
02/15/2027	5.625%	2,638,000	2,550,117
07/31/2027	5.000%	1,538,000	1,432,607
05/01/2029	4.375%	2,730,000	2,378,989
Total			70,399,147
Environmental 1.3%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,371,848
08/01/2025	3.750%	2,894,000	2,724,450
12/15/2026	5.125%	3,627,000	3,514,541
08/01/2028	4.000%	3,368,000	2,860,352
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,748,000	7,070,993
Total			18,542,184
Finance Companies 1.6%
Navient Corp.
06/25/2025	6.750%	4,810,000	4,643,767
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	4,988,365
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,146,000	1,736,628
03/01/2031	3.875%	4,163,000	3,264,266
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	10,010,000	7,464,593
Total			22,097,619

Columbia High Yield Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.4%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	3,562,000	3,497,842
06/15/2030	6.000%	2,140,000	2,142,083
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	11,764,000	10,837,268
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	2,272,000	2,018,252
Performance Food Group, Inc.(a)
05/01/2025	6.875%	733,000	735,324
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	2,118,000	1,825,767
03/01/2032	3.500%	868,000	705,373
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,444,000	2,396,109
01/15/2028	5.625%	2,415,000	2,294,283
04/15/2030	4.625%	2,626,000	2,281,281
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,352,022
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,502,000	3,099,692
Total			34,185,296
Gaming 3.1%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,768,706
Boyd Gaming Corp.(a)
06/15/2031	4.750%	857,000	746,585
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	2,817,000	2,767,986
07/01/2025	6.250%	5,031,000	4,912,019
07/01/2027	8.125%	8,158,000	8,027,993
International Game Technology PLC(a)
02/15/2025	6.500%	3,630,000	3,604,153
04/15/2026	4.125%	1,892,000	1,739,180
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	4,604,403
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,071,000	1,677,533
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,558,000	4,064,685
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,176,162
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	3,784,000	3,663,172
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,017,000	2,888,640
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	1,430,000	1,425,958
Total			44,067,175
Health Care 6.0%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	919,234
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	568,239
04/15/2029	5.000%	829,000	768,931
AdaptHealth LLC(a)
08/01/2029	4.625%	925,000	758,251
03/01/2030	5.125%	5,420,000	4,654,712
Avantor Funding, Inc.(a)
07/15/2028	4.625%	3,369,000	3,066,105
11/01/2029	3.875%	7,225,000	6,274,148
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	727,000	686,429
04/01/2030	3.500%	2,203,000	1,819,586
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,648,000	1,627,530
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	984,729
03/15/2029	3.750%	1,397,000	1,205,943
03/15/2031	4.000%	1,596,000	1,359,933
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	739,000	691,187
03/15/2027	5.625%	1,043,000	884,602
04/15/2029	6.875%	4,444,000	2,772,900
05/15/2030	5.250%	7,800,000	5,903,816
02/15/2031	4.750%	922,000	680,863
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,419,770
Owens & Minor, Inc.(a)
03/31/2029	4.500%	1,685,000	1,438,956
04/01/2030	6.625%	2,930,000	2,702,154
Radiology Partners, Inc.(a)
02/01/2028	9.250%	1,643,000	1,232,879
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	10,933,000	9,862,144
Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,439,670
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	454,000	437,824
04/15/2027	10.000%	1,649,000	1,655,701
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,134,000	958,225
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	2,929,937

4	Columbia High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	862,520
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	4,418,000	4,259,197
11/01/2027	5.125%	5,796,000	5,372,580
10/01/2028	6.125%	4,440,000	4,070,824
01/15/2030	4.375%	1,776,000	1,553,994
06/15/2030	6.125%	2,352,000	2,258,594
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	4,101,000	3,695,989
Total			85,778,096
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	8,188,000	6,838,558
08/01/2031	2.625%	936,000	747,982
Total			7,586,540
Home Construction 0.4%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	1,648,294
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	1,843,000	1,537,522
04/01/2029	4.750%	513,000	413,936
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	2,745,000	2,730,229
Total			6,329,981
Independent Energy 5.7%
Apache Corp.
01/15/2030	4.250%	1,554,000	1,404,240
09/01/2040	5.100%	2,696,000	2,321,441
02/01/2042	5.250%	755,000	647,126
04/15/2043	4.750%	2,937,000	2,327,381
01/15/2044	4.250%	539,000	404,256
Callon Petroleum Co.
07/01/2026	6.375%	3,915,000	3,667,173
Callon Petroleum Co.(a)
08/01/2028	8.000%	1,453,000	1,394,597
06/15/2030	7.500%	1,504,000	1,393,135
CNX Resources Corp.(a)
03/14/2027	7.250%	4,290,000	4,264,004
01/15/2029	6.000%	2,593,000	2,439,534
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	4,943,000	4,600,916
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,886,000	1,802,201
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,378,000	1,275,358
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	8,929,000	8,466,238
02/01/2029	5.750%	2,250,000	2,067,419
04/15/2030	6.000%	1,444,000	1,332,046
Matador Resources Co.
09/15/2026	5.875%	5,949,000	5,830,669
Occidental Petroleum Corp.
09/01/2030	6.625%	6,530,000	6,980,655
01/01/2031	6.125%	6,027,000	6,276,634
09/15/2036	6.450%	5,783,000	6,185,378
03/15/2046	6.600%	1,129,000	1,243,720
SM Energy Co.
07/15/2028	6.500%	6,017,000	5,802,417
Southwestern Energy Co.
02/01/2032	4.750%	10,396,000	9,258,071
Total			81,384,609
Leisure 3.0%
Carnival Corp.(a)
03/01/2026	7.625%	12,038,000	10,238,718
03/01/2027	5.750%	5,805,000	4,485,290
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	4,476,000	4,403,239
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	1,198,000	1,173,128
Cinemark USA, Inc.(a)
03/15/2026	5.875%	5,989,000	5,316,196
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,492,889
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	2,619,000	2,760,637
07/01/2026	4.250%	5,787,000	4,483,518
08/31/2026	5.500%	7,959,000	6,367,059
07/15/2027	5.375%	1,748,000	1,367,004
08/15/2027	11.625%	874,000	860,231
Total			42,947,909
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	1,328,000	1,315,722
05/01/2028	5.750%	1,440,000	1,408,455
Total			2,724,177
Media and Entertainment 3.0%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	6,124,000	5,887,741
Clear Channel International BV(a)
08/01/2025	6.625%	4,173,000	3,967,449

Columbia High Yield Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	6,659,000	5,421,305
06/01/2029	7.500%	3,891,000	3,128,650
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	4,457,000	4,000,023
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	3,902,000	3,513,328
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,896,000	1,740,836
01/15/2029	4.250%	1,468,000	1,233,948
03/15/2030	4.625%	4,828,000	4,030,804
Playtika Holding Corp.(a)
03/15/2029	4.250%	3,718,000	3,164,517
Roblox Corp.(a)
05/01/2030	3.875%	3,976,000	3,342,889
Univision Communications, Inc.(a)
06/30/2030	7.375%	2,936,000	2,912,967
Total			42,344,457
Metals and Mining 3.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,023,371
10/01/2031	5.125%	4,832,000	4,251,130
Constellium SE(a)
06/15/2028	5.625%	2,534,000	2,291,532
04/15/2029	3.750%	12,685,000	10,486,205
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,022,085
04/01/2029	6.125%	13,088,000	11,531,352
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	622,000	530,283
06/01/2031	4.500%	6,966,000	5,492,629
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,493,780
01/30/2030	4.750%	2,560,000	2,237,385
08/15/2031	3.875%	1,421,000	1,146,629
Total			46,506,381
Midstream 6.2%
Cheniere Energy Partners LP
03/01/2031	4.000%	2,174,000	1,896,181
01/31/2032	3.250%	8,528,000	6,821,443
Cheniere Energy, Inc.
10/15/2028	4.625%	3,343,000	3,219,324
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,589,000	3,014,805
DCP Midstream Operating LP
04/01/2044	5.600%	3,189,000	3,059,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,932,155
EQM Midstream Partners LP(a)
07/01/2025	6.000%	3,259,000	3,152,338
06/01/2027	7.500%	1,178,000	1,166,164
07/01/2027	6.500%	2,315,000	2,238,996
01/15/2029	4.500%	2,593,000	2,257,207
06/01/2030	7.500%	1,407,000	1,397,250
01/15/2031	4.750%	12,423,000	10,737,390
EQM Midstream Partners LP
07/15/2048	6.500%	5,855,000	4,958,431
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,769,000	1,744,769
02/01/2028	5.000%	4,181,000	3,860,794
NuStar Logistics LP
10/01/2025	5.750%	1,639,000	1,565,185
06/01/2026	6.000%	2,535,000	2,400,748
04/28/2027	5.625%	6,524,000	5,996,424
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	5,518,000	5,481,174
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	5,016,896
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,898,000	4,300,381
08/15/2031	4.125%	7,668,000	6,685,169
11/01/2033	3.875%	4,167,000	3,462,348
Total			88,365,306
Oil Field Services 0.8%
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,604,000	1,444,421
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	10,363,440	10,052,287
Total			11,496,708
Other REIT 1.6%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	4,756,000	4,173,810
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	8,519,000	7,437,284
06/15/2029	4.750%	1,676,000	1,426,836
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,852,000	2,621,611
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	2,776,000	2,446,173
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,710,107
09/15/2029	4.000%	899,000	756,113

6	Columbia High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
03/15/2024	4.650%	1,517,000	1,414,477
10/01/2024	4.350%	704,000	633,498
Total			22,619,909
Packaging 1.7%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	1,311,000	1,288,520
09/01/2029	4.000%	7,374,000	6,062,779
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,167,434
08/15/2026	4.125%	2,762,000	2,384,433
BWAY Holding Co.(a)
04/15/2024	5.500%	4,416,000	4,297,950
Canpack SA/US LLC(a)
11/15/2029	3.875%	6,176,000	5,061,602
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,301,561
Total			24,564,279
Pharmaceuticals 1.6%
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	3,105,000	2,307,567
06/01/2028	4.875%	4,466,000	3,082,928
01/30/2030	5.250%	1,715,000	633,811
Endo Dac/Finance LLC/Finco, Inc.(a),(d)
06/30/2028	0.000%	1,684,000	93,977
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,601,000	2,204,926
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,795,141
Organon Finance 1 LLC(a)
04/30/2028	4.125%	8,273,000	7,416,347
04/30/2031	5.125%	6,662,000	5,829,577
Total			23,364,274
Property & Casualty 2.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,588,000	2,348,967
10/15/2027	6.750%	6,770,000	6,167,609
11/01/2029	5.875%	2,548,000	2,216,521
AssuredPartners, Inc.(a)
08/15/2025	7.000%	3,791,000	3,644,065
01/15/2029	5.625%	3,448,000	2,894,307
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,070,000	5,034,782
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,212,099
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	7,070,000	6,928,177
12/01/2029	5.625%	4,780,000	4,196,159
MGIC Investment Corp.
08/15/2028	5.250%	460,000	426,952
Radian Group, Inc.
03/15/2025	6.625%	179,000	179,334
03/15/2027	4.875%	1,061,000	988,725
USI, Inc.(a)
05/01/2025	6.875%	4,898,000	4,754,551
Total			40,992,248
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,281,651
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	4,901,000	4,000,025
IRB Holding Corp.(a)
06/15/2025	7.000%	2,830,000	2,848,805
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,270,246
Total			12,400,727
Retailers 1.4%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	933,220
02/15/2032	5.000%	1,087,000	908,123
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,004,112
L Brands, Inc.
06/15/2029	7.500%	735,000	707,012
L Brands, Inc.(a)
10/01/2030	6.625%	3,925,000	3,567,192
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	4,393,000	3,714,330
Penske Automotive Group, Inc.
09/01/2025	3.500%	859,000	806,893
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,647,000	3,282,422
02/15/2029	7.750%	4,080,000	3,830,291
Total			19,753,595
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,874,000	1,918,682
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,021,000	2,768,684

Columbia High Yield Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	698,500
Total			5,385,866
Technology 7.9%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	7,212,000	6,324,125
Block, Inc.
06/01/2031	3.500%	1,724,000	1,416,930
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	893,158
03/01/2026	9.125%	546,000	531,927
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,006,254
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	2,209,000	1,895,597
07/01/2029	4.875%	5,282,000	4,371,961
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,596,000	2,163,854
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,184,000	1,089,582
06/15/2030	5.950%	4,088,000	3,880,007
Everi Holdings, Inc.(a)
07/15/2029	5.000%	473,000	417,362
Gartner, Inc.(a)
07/01/2028	4.500%	2,740,000	2,531,576
06/15/2029	3.625%	1,678,000	1,450,487
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	3,943,322
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,395,869
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	4,281,000	3,641,777
Iron Mountain, Inc.(a)
09/15/2027	4.875%	2,781,000	2,551,854
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	8,896,000	6,534,773
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	5,635,188
NCR Corp.(a)
10/01/2028	5.000%	3,104,000	2,922,265
04/15/2029	5.125%	7,020,000	6,554,462
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	3,946,000	3,961,630
07/15/2029	4.500%	2,215,000	2,225,301
10/01/2030	5.875%	1,217,000	1,220,973
07/15/2031	4.750%	2,772,000	2,756,548
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(a)
03/01/2029	4.750%	9,443,000	9,458,099
PTC, Inc.(a)
02/15/2025	3.625%	723,000	679,581
02/15/2028	4.000%	1,043,000	954,395
Sabre GLBL, Inc.(a)
09/01/2025	7.375%	832,000	788,599
Sensata Technologies BV(a)
09/01/2030	5.875%	2,567,000	2,508,628
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	5,930,682
Switch Ltd.(a)
09/15/2028	3.750%	1,314,000	1,303,171
06/15/2029	4.125%	4,333,000	4,332,688
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,439,904
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,533,997
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	7,607,000	6,639,782
Total			112,886,308
Wireless 2.6%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	3,173,582
Altice France SA(a)
02/01/2027	8.125%	1,465,000	1,393,935
07/15/2029	5.125%	10,389,000	7,894,636
10/15/2029	5.500%	1,785,000	1,409,807
Sprint Capital Corp.
11/15/2028	6.875%	11,206,000	11,833,880
03/15/2032	8.750%	1,130,000	1,363,471
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,451,018
07/15/2031	4.750%	6,483,000	5,340,527
Total			36,860,856
Wirelines 1.8%
CenturyLink, Inc.
04/01/2024	7.500%	2,828,000	2,885,807
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,202,000	1,039,172
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	5,033,000	4,292,000
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	2,525,000	2,360,807
05/15/2030	8.750%	1,208,000	1,243,225

8	Columbia High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	8,976,000	8,245,896
10/15/2028	7.000%	6,316,000	5,816,001
Total			25,882,908
Total Corporate Bonds & Notes (Cost $1,457,833,455)			1,304,315,458

Exchange-Traded Fixed Income Funds 0.3%
	Shares	Value ($)
High Yield 0.3%
iShares Broad USD High Yield Corporate Bond ETF	120,000	4,219,200
Total Exchange-Traded Fixed Income Funds (Cost $4,910,400)		4,219,200

Foreign Government Obligations(e) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.5%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	6,476,000	5,719,940
05/15/2029	4.250%	1,218,000	1,002,009
Total			6,721,949
Total Foreign Government Obligations (Cost $7,612,599)			6,721,949

Senior Loans 3.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	5,861,448	5,143,421
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	10.274%	3,441,442	2,849,514
Total			7,992,935
Consumer Products 0.3%
SWF Holdings I Corp.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	6.368%	5,465,302	4,759,349
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	6.140%	2,938,070	2,846,784
Media and Entertainment 0.8%
Cengage Learning, Inc.(f),(g),(h)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	11,467,814	10,816,557
Technology 1.3%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.250%	1,747,800	1,731,196
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	3,155,145	3,003,035
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	8.274%	1,886,000	1,689,856
DCert Buyer, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.903%	2,702,000	2,561,496
Epicore Software Corp.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	10.274%	1,039,000	1,033,369
Loyalty Ventures, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	7.024%	2,663,238	1,924,189
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.274%	1,839,970	1,789,610
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	1,893,334	1,831,460

Columbia High Yield Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	7.535%	3,669,000	3,565,241
Total			19,129,452
Total Senior Loans (Cost $48,842,871)			45,545,077

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(i),(j)	35,201,053	35,183,452
Total Money Market Funds (Cost $35,194,185)		35,183,452
Total Investments in Securities (Cost: $1,571,182,108)		1,409,727,318
Other Assets & Liabilities, Net		10,096,841
Net Assets		1,419,824,159
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $1,113,960,227, which represents 78.46% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2022.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2022, the total value of these securities amounted to $93,977, which represents 0.01% of total net assets.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at August 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of August 31, 2022.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	58,145,865	110,007,842	(132,968,093)	(2,162)	35,183,452	(6,711)	187,699	35,201,053
10	Columbia High Yield Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2022 (Unaudited)
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund | First Quarter Report 2022	11

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1QT160_05_M01_(10/22)